Loans and Other Financing - Summary of Analysis of the Allowance for Impairment Losses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure Of Allowance For Impairment [line items]
Allowance for Impairment losses, Beginning Balance	$ 3,389,231
Increases	2,847,712
Reversals	37,286
Charge off	1,428,011
Monetary effect	(834,325)
Allowance for Impairment losses, Ending Balance	3,937,321
Commercial portfolio [member]
Disclosure Of Allowance For Impairment [line items]
Allowance for Impairment losses, Beginning Balance	803,369
Increases	276,034
Reversals	33,732
Charge off	15,001
Monetary effect	(181,116)
Allowance for Impairment losses, Ending Balance	849,554
Consumer portfolio [member]
Disclosure Of Allowance For Impairment [line items]
Allowance for Impairment losses, Beginning Balance	2,585,862
Increases	2,571,678
Reversals	3,554
Charge off	1,413,010
Monetary effect	(653,209)
Allowance for Impairment losses, Ending Balance	$ 3,087,767